Short-term and long-term loan (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)
Proceeds from Short-term Debt	¥ 780,123	$ 113,465	¥ 329,392	¥ 0
Interest Expense	13,058	$ 1,899	4,252	¥ 0
Debt Instrument Converted To Notes Payable	18,739		33,600
Deposits Assets	3,600
Revolving Credit Facility [Member]
Debt Instrument, Face Amount	1,170,000		735,100
Proceeds from Short-term Debt	¥ 436,200		172,000
Debt, Weighted Average Interest Rate	4.75%				4.75%
Interest Expense	¥ 13,058		4,252
Debt Instrument, Unused Borrowing Capacity, Amount	579,814		446,384
Debt Instrument Converted to Letter of Guarantee and Notes Payable	138,847		83,115
Letters Of Guarantee [Member]
Line of Credit Facility, Maximum Borrowing Capacity	167,104		116,563
Notes Payable [Member]
Line of Credit Facility, Maximum Borrowing Capacity	¥ 26,770		¥ 48,000
Three Year Bank Loan Agreement [Member]
Line of Credit Facility, Maximum Borrowing Capacity | $						$ 50,000
Long-term Line of Credit | $					$ 10,000
Debt Instrument, Description of Variable Rate Basis	Libor plus 1.1%	Libor plus 1.1%
Debt Instrument, Basis Spread on Variable Rate	1.10%	1.10%
Line of Credit Facility, Current Borrowing Capacity | $					$ 10,100